Revenue and segment information (Disclosure of disaggregation of revenue) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	¥ 204,605,083	¥ 169,446,338	¥ 174,009,401
Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	204,605,083	169,446,338	174,009,401
Revenue from contracts with customers within the scope of IFRS15	203,131,684	167,816,084	172,157,998
Revenue from other sources	1,473,399	1,630,254	1,851,403
Intersegment revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	(1,017,107)	(430,614)	(468,181)
PRC power segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			155,641,635
PRC power segment [member] | Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	182,617,804	154,088,674
Overseas segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			18,135,461
Overseas segment [member] | Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	21,577,832	15,097,673
All other segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			700,486
All other segments [member] | Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,426,554	690,605
Sales of power and heat [member] | Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	193,651,237	161,452,779	164,935,815
Sales of power and heat [member] | PRC power segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	178,213,816	150,752,779	152,806,163
Sales of power and heat [member] | Overseas segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	15,437,421	10,700,000	12,129,652
Sales of coal and raw materials [member] | Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	3,041,301	1,887,264	1,881,336
Sales of coal and raw materials [member] | Intersegment revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	(446,930)
Sales of coal and raw materials [member] | PRC power segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,286,929	1,857,484	1,353,538
Sales of coal and raw materials [member] | Overseas segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	657,654	29,780	527,798
Sales of coal and raw materials [member] | All other segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	543,648
Port service [member] | Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	241,985	198,140	175,213
Port service [member] | Intersegment revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	(373,198)	(312,625)	(330,272)
Port service [member] | All other segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	615,183	510,765	505,485
Transportation service [member] | Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	59,651	51,524	48,519
Transportation service [member] | Intersegment revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	(172,791)	(102,155)	(118,297)
Transportation service [member] | All other segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	232,442	153,679	166,816
Lease income [member] | Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,473,399	1,630,254	1,851,403
Lease income [member] | PRC power segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	148,023	86,136	161,525
Lease income [member] | Overseas segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,325,376	1,544,118	1,689,878
Other Product Or Service [Member] | Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	6,137,510	4,226,377	5,117,115
Other Product Or Service [Member] | Intersegment revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	(24,188)	(15,834)	(19,612)
Other Product Or Service [Member] | PRC power segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,969,036	1,392,275	1,320,409
Other Product Or Service [Member] | Overseas segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	4,157,381	2,823,775	3,788,133
Other Product Or Service [Member] | All other segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	¥ 35,281	¥ 26,161	¥ 28,185